UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       03/31/04

Check here if Amendment [  ] ; Amendment Number:  ___

This Amendment (Check only one.):   [  ]  is a restatement
                                    [  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             SC VII Management-A, LLC
Address:          3000 Sand Hill Road
                  Bldg 4, Suite 280
                  Menlo Park, CA  94025

Form 13F File Number:      28-06129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Moritz
Title:   Managing Member
Phone:   (650) 854-3927

Signature, Place, and Date of Signing:

Michael Moritz    Menlo Park, California    05/13/04

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   0
Form 13F Information Table Entry Total:              3
Form 13F Information Table Value Total:              $55,627
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

                                                             VALUE     SHARES/  SH/  PUT/  INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                    TITLE OF CLASS   CUSIP    (X$1000)   PRN AMT  PRN  CALL  DSCRETN MANAGERS   SOLE     SHARED   NONE
----------------------            -------------- --------- ----------- -------- ---  ----  ------- -------- ---------  ------   ----
LANDACORP                         COMMON         514756105    7,428   2,427,500 SH         SOLE             2,427,500
PIXELWORKS                        COMMON         72581M107   20,116   1,174,320 SH         SOLE             1,174,320
PLUMTREE SOFTWARE                 COMMON         72940Q104   28,083   6,592,306 SH         SOLE             6,592,306

